Provisions for discounts, rebates and sales returns - Summary of Movement in Provisions for Discounts, Rebates and Sales Returns (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance	€ 6,490	€ 5,899	€ 6,039
Changes in scope of consolidation	(3)		2
Provision related to current period sales	24,296	22,141	19,714
Net change in provision related to prior period sales	(155)	(315)	(242)
Payments made	(22,653)	(21,699)	(19,461)
Currency translation differences	(213)	464	(153)
Provisions for discounts, rebates and sales returns, ending balance	7,762	6,490	5,899
Government and State Programs
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance	2,603	2,596	2,507
Changes in scope of consolidation	2		3
Provision related to current period sales	7,758	6,744	5,855
Net change in provision related to prior period sales	(74)	(120)	(136)
Payments made	(7,251)	(6,824)	(5,561)
Currency translation differences	(76)	207	(72)
Provisions for discounts, rebates and sales returns, ending balance	2,962	2,603	2,596
Managed care and GPO Programs
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance	1,021	931	908
Changes in scope of consolidation	0		0
Provision related to current period sales	3,590	3,246	3,037
Net change in provision related to prior period sales	(12)	(47)	(3)
Payments made	(3,446)	(3,208)	(2,979)
Currency translation differences	(34)	99	(32)
Provisions for discounts, rebates and sales returns, ending balance	1,119	1,021	931
Chargeback incentives
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance	362	303	333
Changes in scope of consolidation	(1)		0
Provision related to current period sales	3,861	4,147	3,813
Net change in provision related to prior period sales	(9)	(21)	(4)
Payments made	(3,564)	(4,093)	(3,828)
Currency translation differences	(12)	26	(11)
Provisions for discounts, rebates and sales returns, ending balance	637	362	303
Rebates and discounts
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance	1,805	1,425	1,557
Changes in scope of consolidation	(6)		(2)
Provision related to current period sales	8,177	7,244	6,330
Net change in provision related to prior period sales	(58)	(138)	(152)
Payments made	(7,603)	(6,809)	(6,291)
Currency translation differences	(46)	83	(17)
Provisions for discounts, rebates and sales returns, ending balance	2,269	1,805	1,425
Sales returns
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance	629	610	688
Changes in scope of consolidation	(2)		1
Provision related to current period sales	654	578	582
Net change in provision related to prior period sales	(25)	(8)	56
Payments made	(511)	(599)	(697)
Currency translation differences	(30)	48	(20)
Provisions for discounts, rebates and sales returns, ending balance	715	629	610
Other deductions
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance	70	34	46
Changes in scope of consolidation	4		0
Provision related to current period sales	256	182	97
Net change in provision related to prior period sales	23	19	(3)
Payments made	(278)	(166)	(105)
Currency translation differences	(15)	1	(1)
Provisions for discounts, rebates and sales returns, ending balance	60	70	34
US
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance	4,270	4,057
Provisions for discounts, rebates and sales returns, ending balance	5,124	4,270	4,057
US | Managed care
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance	934	896
Provisions for discounts, rebates and sales returns, ending balance	1,028	934	896
Medicaid | US | Government and State Programs
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance	1,307	1,244
Provisions for discounts, rebates and sales returns, ending balance	1,421	1,307	1,244
Medicare | US | Government and State Programs
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance	775	941
Provisions for discounts, rebates and sales returns, ending balance	€ 1,099	€ 775	€ 941